Total
Government Portfolio
GOVERNMENT PORTFOLIO
Investment Objective
The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	Government Portfolio Government Portfolio
Investment Advisory and Servicing Fees	0.12%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.20%
Fee Waivers and Expense Reimbursements	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.10%
[1]	BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2022, without the consent of the Board of Trustees of the Fund (the “Board”).

Example

This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Government Portfolio | Government Portfolio | USD ($)	10	54	103	245

Principal Investment Strategies

The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and other rules of the SEC. The Portfolio will only purchase securities that present minimal credit risk as determined by the Investment Advisor, pursuant to guidelines approved by the Fund’s Board. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Government Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. This non-fundamental policy will not change without the Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Portfolio’s cash holdings are not eligible under the 80% policy.

Principal Investment Risks

Risk is inherent in all investing. The value of your investment in the Government Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, like pandemics or epidemics, recessions, or other events could have a significant impact on the Portfolio and its investments. A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persist. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of

$1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the interbank rates, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

LIBOR Transition Risk. Certain instruments held by the Portfolio rely in some fashion upon the London Interbank Offered Rate ("LIBOR"). Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or on certain instruments in which the Portfolio invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The following bar chart and table show the performance of the Government Portfolio and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one-, five- and ten-year periods ended December 31, 2020. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Government Portfolio Annual Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 0.58% (for the quarter ended June 30, 2019) and the lowest quarterly return was 0.00% (for the quarter ended June 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2020):
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government Portfolio | Government Portfolio	0.43%	1.07%	0.55%

The Government Portfolio seven-day average yield as of December 31, 2020 was 0.11%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.